As Filed with the
Commission on November 30, 2010
Registration No. 002-87775
SEC File No. 811-3615

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.
          Post-Effective Amendment No. 51   [X]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

        Amendment No. 53

ULTRA SERIES FUND
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective:

[   ]  immediately upon filing pursuant to paragraph (b)
[X]  on December 30, 2010 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 51 is to designate a new effective date for the Post-Effective Amendment No. 50, which was filed on November 5, 2010.   (Accession No. 0000310407-10-000218).  Parts A, B and C of Post-Effective Amendment No. 50 are unchanged and hereby incorporated by reference.  A final version of Parts A and B, as used, will be filed pursuant to Rule 497 or 497j, as applicable, after the effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 30th day of November 2010.

Ultra Series Fund

By:           /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date
/s/Katherine L. Frank	President and Trustee (Principal Executive Officer)	November 30, 2010
Katherine L. Frank

/s/Greg D. Hoppe	Treasurer (Principal Financial Officer)	November 30, 2010
Greg D. Hoppe

*	Trustee	November 30, 2010
Lorence D. Wheeler

*	Trustee	November 30, 2010
James R. Imhoff, Jr.

*	Trustee	November 30, 2010
Philip E. Blake

*	Trustee	November 30, 2010
Steven P. Riege

*	Trustee	November 30, 2010
Richard E. Struthers

*By: /s/ Pamela M. Krill
*Pursuant to Power of Attorney filed with Post Effective Amendment No. 49 to the registrant's Form N-1A Registration Statement filed on March 1, 2010